Summary of Significant Accounting Policies (Research and Development Expenses) (Details) (General and administrative, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
General and administrative
Schedule of research and development expense [Line Items]
Research and development expense	$ 7.3	$ 6.6	$ 5.7